Leases (Details) $ in Thousands, $ in Thousands						1 Months Ended			12 Months Ended
	Dec. 01, 2024 USD ($)	Dec. 01, 2024 CAD ($)	Aug. 27, 2024 MV	Jul. 05, 2023 USD ($)	Jul. 05, 2023 CAD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CAD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Leases [Line Items]
Number of immediate capacity (in Megavolts) | MV			12
Additional immediate capacity (in Megavolts) | MV			98
Total development capacity (in Megavolts) | MV			110
Renewal option of additional term of lease									17 years
Lease liability payments									$ 2,223	$ 3,634
Right of use asset									23,020	14,315
Outstanding lease liability								$ 373
Share capital issued									852,286	535,009
Right of use asset carrying amount										$ 12,252
Consumer price index percentage				3.00%	3.00%
Lease activity, description				The lease agreement also provides the Company with the option to purchase the site for $2,248 (CAD$3,000) with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3% throughout the lease term.	The lease agreement also provides the Company with the option to purchase the site for $2,248 (CAD$3,000) with an annual adjustment at the lesser of (i) the change in the Consumer Price Index and (ii) 3% throughout the lease term.
Lease Liability [Member]
Leases [Line Items]
Lease liability payments								$ 118
Lease agreement initial term				10 years	10 years
Bottom of Range [Member]
Leases [Line Items]
Lease liability payments									33
Lease agreement amount					$ 21
Top of Range [Member]
Leases [Line Items]
Lease liability payments									$ 138
Lease agreement amount				$ 16
Lease Agreement [member]
Leases [Line Items]
Number shares issued (in Shares) | shares									1,532,745
Non refundable deposit									$ 3,000
Initial lease term									5 years
Magog Lease Agreement [Member]
Leases [Line Items]
Initial lease term						10 years	10 years
Lease liability payments	$ 17	$ 24
Right of use asset	$ 708
Right of use asset carrying amount									$ 714
Right-of-use Assets [Member]
Leases [Line Items]
Right of use asset									11,390
Outstanding lease liability									8,240
Share capital issued									$ 3,000
Terminate lease amount						$ 714	$ 1,000